Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Cash underwriting discount of per unit	$ 0.20
Underwriters aggregate amount	$ 2,000,000	$ 2,000,000
Deferred fee, per unit	$ 0.35
Deferred aggregate amount	$ 3,500,000
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Cash underwriting discount of per unit		$ 0.20
Underwriters aggregate amount		$ 2,000,000
Deferred fee, per unit		$ 0.35
Deferred aggregate amount		$ 3,500,000